Decommissioning And Restoration Liability - Summary of Decommissioning and Restoration Liability Assumptions (Detail) - Provision for decommissioning, restoration and rehabilitation costs [member] - CAD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
GK Mine [Member]
Decommissioning And Restoration Liability [Line Items]
Expected undiscounted cash flows	$ 84,128	$ 61,558
Discount rate	1.42%	0.67%
Inflation rate	2.00%	2.00%
Periods	2030	2030
KNP [Member]
Decommissioning And Restoration Liability [Line Items]
Expected undiscounted cash flows	$ 2,467	$ 2,268
Discount rate	0.25%	0.25%
Inflation rate	2.00%	2.00%
Periods	2024	2024